SHORT TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term bank loans	$ 13,947,385	$ 16,916,535
Short Term Bank Loans [Member]
Short-term Debt [Line Items]
Average interest rate	6.41%	6.105%
Interest expense, short term bank loans	$ 932,596	$ 1,070,192	$ 1,017,345
Short Term Bank Loans [Member] | Short Term Bank Loan One [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,224,327
Annual rate	6.09%
Repayment date	Dec. 26, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 2,448,655
Annual rate	5.4375%
Repayment date	Dec. 07, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Three [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 765,205
Annual rate	5.4375%
Repayment date	Dec. 06, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Four [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 3,366,900
Annual rate	5.8725%
Repayment date	Dec. 05, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Five [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 612,164
Annual rate	6.00%
Repayment date	Oct. 09, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,530,409
Annual rate	6.00%
Repayment date	Jul. 14, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 918,246
Annual rate	6.00%
Repayment date	Jul. 14, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 250,222
Annual rate	6.276%
Repayment date	May 11, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 382,602
Annual rate	5.65%
Repayment date	May 08, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Ten [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 156,102
Annual rate	6.276%
Repayment date	Apr. 18, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Eleven [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 374,950
Annual rate	6.276%
Repayment date	Mar. 03, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Twelve [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 127,024
Annual rate	6.276%
Repayment date	Feb. 10, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Thirteen [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 1,530,409
Annual rate	6.00%
Repayment date	Jan. 07, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Fourteen [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 260,170
Annual rate	6.276%
Repayment date	Jan. 05, 2018
Short Term Bank Loans [Member] | Short Term Bank Loan Fifteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,782,471
Annual rate	6.276%
Repayment date	Dec. 27, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Sixteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,306,472
Annual rate	4.40%
Repayment date	Dec. 14, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Seventeen [Member]
Short-term Debt [Line Items]
Short-term bank loans		2,594,782
Annual rate	5.873%
Repayment date	Nov. 20, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Eighteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		720,773
Annual rate	4.40%
Repayment date	Nov. 02, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Nineteen [Member]
Short-term Debt [Line Items]
Short-term bank loans		720,773
Annual rate	5.873%
Repayment date	Nov. 01, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty [Member]
Short-term Debt [Line Items]
Short-term bank loans		4,324,636
Annual rate	6.78%
Repayment date	Aug. 19, 2016
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty One [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,347,845
Annual rate	6.00%
Repayment date	Jun. 27, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Two [Member]
Short-term Debt [Line Items]
Short-term bank loans		1,441,545
Annual rate	6.00%
Repayment date	May 19, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Three [Member]
Short-term Debt [Line Items]
Short-term bank loans		140,551
Annual rate	6.60%
Repayment date	May 17, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Four [Member]
Short-term Debt [Line Items]
Short-term bank loans		95,142
Annual rate	6.60%
Repayment date	May 10, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Five [Member]
Short-term Debt [Line Items]
Short-term bank loans		147,038
Annual rate	6.60%
Repayment date	Apr. 27, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Six [Member]
Short-term Debt [Line Items]
Short-term bank loans		576,618
Annual rate	5.873%
Repayment date	Apr. 25, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Seven [Member]
Short-term Debt [Line Items]
Short-term bank loans		207,582
Annual rate	6.60%
Repayment date	Mar. 28, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Eight [Member]
Short-term Debt [Line Items]
Short-term bank loans		145,596
Annual rate	6.60%
Repayment date	Mar. 07, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Twenty Nine [Member]
Short-term Debt [Line Items]
Short-term bank loans		119,648
Annual rate	6.60%
Repayment date	Feb. 09, 2017
Short Term Bank Loans [Member] | Short Term Bank Loan Thirty [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 245,063
Annual rate	6.60%
Repayment date	Jan. 04, 2017